Life Insurance Policy, Cash Surrender Value	12 Months Ended
Mar. 31, 2026
Life Insurance Policy, Cash Surrender Value [Abstract]
Life insurance policy, cash surrender value

9. Life insurance policy, cash surrender value

	2026	2025
Life insurance policy, cash surrender value	$1,448,925	$1,390,388

On March 20, 2025, a life insurance policy of US$1,381,153, at cash surrender value, was transferred from Kin Chiu Development Company Limited to Kin Chiu. The respective related party transactions have been disclosed in Note 13g.